43. Other disclosures (Details 7)	Dec. 31, 2020
Pessimistic Scenario [Member] | 2020 [Member]
Statement Line Items [Line Items]
Interest Rate	7.00%
Unemployment Rate	12.80%
Housing Price Change	(2.30%)
GDP Growth	(3.00%)
Burden Income	21.00%
From2020-01-01to2020-12-31	21.00%
Pessimistic Scenario [Member] | 2021 [Member]
Statement Line Items [Line Items]
Interest Rate	9.50%
Unemployment Rate	15.90%
Housing Price Change	(2.40%)
GDP Growth	(3.30%)
Burden Income	21.50%
From2020-01-01to2020-12-31	21.50%
Pessimistic Scenario [Member] | 2022 [Member]
Statement Line Items [Line Items]
Interest Rate	9.00%
Unemployment Rate	17.70%
Housing Price Change	(1.20%)
GDP Growth	(1.70%)
Burden Income	22.00%
From2020-01-01to2020-12-31	22.00%
Pessimistic Scenario [Member] | 2023 [Member]
Statement Line Items [Line Items]
Interest Rate	9.00%
Unemployment Rate	18.20%
Housing Price Change	(0.30%)
GDP Growth	(0.90%)
Burden Income	22.00%
From2020-01-01to2020-12-31	22.00%
Pessimistic Scenario [Member] | 2024 [Member]
Statement Line Items [Line Items]
Interest Rate	9.00%
Unemployment Rate	17.90%
Housing Price Change	0.00%
GDP Growth	1.90%
Burden Income	22.00%
From2020-01-01to2020-12-31	22.00%
Base Scenario [Member] | 2020 [Member]
Statement Line Items [Line Items]
Interest Rate	4.50%
Unemployment Rate	10.80%
Housing Price Change	0.80%
GDP Growth	2.30%
Burden Income	20.40%
From2020-01-01to2020-12-31	20.40%
Base Scenario [Member] | 2021 [Member]
Statement Line Items [Line Items]
Interest Rate	5.50%
Unemployment Rate	10.20%
Housing Price Change	2.10%
GDP Growth	2.20%
Burden Income	20.40%
From2020-01-01to2020-12-31	20.40%
Base Scenario [Member] | 2022 [Member]
Statement Line Items [Line Items]
Interest Rate	6.00%
Unemployment Rate	9.70%
Housing Price Change	3.60%
GDP Growth	2.40%
Burden Income	20.40%
From2020-01-01to2020-12-31	20.40%
Base Scenario [Member] | 2023 [Member]
Statement Line Items [Line Items]
Interest Rate	6.00%
Unemployment Rate	8.80%
Housing Price Change	3.50%
GDP Growth	2.50%
Burden Income	20.40%
From2020-01-01to2020-12-31	20.40%
Base Scenario [Member] | 2024 [Member]
Statement Line Items [Line Items]
Interest Rate	6.00%
Unemployment Rate	8.50%
Housing Price Change	3.50%
GDP Growth	2.50%
Burden Income	20.40%
From2020-01-01to2020-12-31	20.40%
Optimistic Scenario [Member] | 2020 [Member]
Statement Line Items [Line Items]
Interest Rate	3.50%
Unemployment Rate	10.10%
Housing Price Change	2.50%
GDP Growth	4.40%
Burden Income	19.50%
From2020-01-01to2020-12-31	19.50%
Optimistic Scenario [Member] | 2021 [Member]
Statement Line Items [Line Items]
Interest Rate	3.80%
Unemployment Rate	8.90%
Housing Price Change	7.20%
GDP Growth	5.00%
Burden Income	19.00%
From2020-01-01to2020-12-31	19.00%
Optimistic Scenario [Member] | 2022 [Member]
Statement Line Items [Line Items]
Interest Rate	5.00%
Unemployment Rate	7.80%
Housing Price Change	7.70%
GDP Growth	4.60%
Burden Income	18.80%
From2020-01-01to2020-12-31	18.80%
Optimistic Scenario [Member] | 2023 [Member]
Statement Line Items [Line Items]
Interest Rate	5.00%
Unemployment Rate	6.80%
Housing Price Change	7.30%
GDP Growth	4.50%
Burden Income	18.90%
From2020-01-01to2020-12-31	18.90%
Optimistic Scenario [Member] | 2024 [Member]
Statement Line Items [Line Items]
Interest Rate	5.00%
Unemployment Rate	6.60%
Housing Price Change	7.30%
GDP Growth	3.70%
Burden Income	18.90%
From2020-01-01to2020-12-31	18.90%